UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment  Company  Act  file  number          811-4204
                                                --------

               PC&J  Preservation  Fund
               ------------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)
(Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton, Ohio
     ---------------------------------------------------------------------------
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600
                                                             ------------

Date  of  fiscal  year  end:     December  31
                                 ------------

Date  of  reporting  period:       September  30,  2005
                            ---------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.







ITEM  1.  SCHEDULE  OF  INVESTMENTS.

PC&J  PRESERVATION  FUND
------------------------

SCHEDULE  OF  INVESTMENTS
September  30,  2005
(UNAUDITED)



                                         Principal     Market     Percent  of
Security                                  Amount       Value      Net Assets


U.S. GOVERNMENT AND AGENCY
STEP-UP OBLIGATIONS:

Maturity of 1 - 5 years:
-------------------------------------------------------------
Federal Natl Mtg Assn Step Up Note. . .  $   765,000   $  752,808        4.5%
3.500% Due 02-26-10

Maturity of 5 - 10 years:
-------------------------------------------------------------
Federal Home Ln Bks . . . . . . . . . .      800,000     794,250
3.000% Due 10-28-11
Federal Home Ln Bks . . . . . . . . . .      700,000     691,250
4.000% Due 07-30-13
Federal Home Ln Mtg Corp Step Up Notes.    1,230,000   1,226,323
4.000% Due 01-27-15
Federal Natl Mtg Assn Mtn . . . . . . .    1,000,000     990,000
4.000% Due 02-25-15
                                                       3,701,823        22.4%

Maturity of 10 - 20 years:
-------------------------------------------------------------
Federal Home Ln Bks . . . . . . . . . .    2,000,000   1,961,875
4.250% Due 06-04-18
Federal Home Ln Bks . . . . . . . . . . .    500,000     477,969
4.250% Due 07-16-18
Federal Home Ln Mtg Corp Mtn. . . . . . .    390,000     389,042
5.125% Due 08-15-18
Federal Home Ln Mtg Corp Step Up. . . . .    750,000     746,302
4.999% Due 09-21-18
Federal Natl Mtg Assn Mtn . . . . . . . .    300,000     295,031
5.000% Due 09-17-19
Federal Home Ln Mtg Corp Mtn. . . . . . .    750,000     740,354
5.000% Due 10-28-19
                                                       4,610,573        27.9%

TOTOAL U.S. GOVERNMENT AND
AGENCY STEP-UP OBLIGATIONS
(Cost $9,178,476) . . . . . . . . . . . . . . . . .    9,065,204        54.8%

U.S. CORPORATE OBLIGATIONS:

Maturity of Less Than 1 year:
----------------------------------------------------
General Motors Accep Corp . . . . . . .. .   425,000     425,256         2.6%
6.625% Due 10-15-05


Maturity of 10 - 20 years:
---------------------------------------------
Intl Bk Recon Dev Mtns Be . . . . . . . .    850,000     833,000
7.000% Due 08-13-18
Household Fin Corp Int Nt Be. . . . . . .    300,000     306,772
7.750% Due 04-15-22
                                                       1,139,772         6.9%

Maturity of 20 - 30 years:
---------------------------------------------
Bank Amer Corp Sub Intnts Be. . . . . . .    250,000     252,029         1.5%
7.000% Due 06-15-26

TOTAL U.S. CORPORATE OBLIGATIONS
(Cost $1,866,149) . . . . . . . . . . . . . . . . .    1,817,057        11.0%


FOREIGN BONDS:

Maturity of 5 - 10 years:
----------------------------------------------
Bayerische Lndbk Note . . . . . . . . .      350,000     348,250         2.1%
6.750% Due 10-29-13

TOTAL FOREIGN BONDS
(Cost $350,000) . . . . . . . . . . . . . . . . . .      348,250         2.1%

TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of Less Than 1 year:
-------------------------------------------------
Cleveland OH Airport. . . . . . . . . . .    365,000     366,621         2.2%
6.490% Due 01-01-06

Maturity of 1 - 5 years:
---------------------------------------------
Chicago Heights IL. . . . . . . . . . .      170,000     178,386
7.350% Due 12-01-07
Minneapolis MN Cmty Dev . . . . . . . . .    285,000     287,060
10.400% Due 12-01-07
Maricopa Cnty AZ Indl Dv Sr Living. . . .    435,000     433,156
6.000% Due 07-01-08
Oklahoma City OK Arpt Trust . . . . . . .    475,000     475,000
6.950% Due 07-01-08
Dayton OH . . . . . . . . . . . . . . . . .  140,000     140,000
6.250% Due 11-01-08
Dayton OH Economic Dev Rev. . . . . . . . .  140,000     148,312
6.380% Due 12-01-09
                                                       1,661,914        10.0%

Maturity of 5 - 10 years:
-------------------------------------------------------------
Baltimore MD. . . . . . . . . . . . . .      385,000     385,000
8.400% Due 07-01-11
Denver CO City & Cnty Sd 1. . . . . . .      500,000     563,530
6.940% Due 12-15-12
Dayton OH . . . . . . . . . . . . . . .      250,000     250,000
6.500% Due 11-01-13
Sacramento CA Redev Agy . . . . . . . .      200,000     211,938
6.375% Due 11-01-13
                                                       1,410,468         8.5%

Maturity of 10 - 20 years:
---------------------------------------------
Ohio State. . . . . . . . . . . . . .        750,000     783,030
7.600% Due 10-01-16
Palmdale CA Redev . . . . . . . . . . .      225,000     241,625
7.900% Due 09-01-17
                                                       1,024,655         6.2%

Maturity of 20 - 30 years:
------------------------------------------------------------
Broward Cnty FL Professional Sports Fac      500,000     525,275         3.2%
8.110% Due 09-01-28

TOTAL TAXABLE MUNICIPAL
OBLIGATIONS (Cost $4,979,027) . . . . . . . . . . .    4,988,933        30.1%

TOTAL U.S. GOVERNMENT AND AGENCY
STEP-UP, U.S. CORPORATE AND TAXABLE
MUNICIPAL OBLIGATIONS            (Cost $16,373,652)   16,219,444        98.0%

SHORT-TERM OBLIGATIONS
First American Treasury Obligations . . . . . . . .       25,756
Federated Prime Obligations . . . . . . . . . . . .      100,000

TOTAL SHORT-TERM OBLIGATIONS. . . . . . . . . . . .      125,756         0.8%
(Cost $125,756)

TOTAL INVESTMENTS . . . . . . . . . . . . . . . . .   16,345,200        98.8%
(Cost $16,499,408) (1)

OTHER ASSETS AND LIABILITIES. . . . . . . . . . . .      206,818         1.2%

NET ASSETS. . . . . . . . . . . . . . . . . . . . .  $16,552,018       100.0%

(1) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note A)

NOTES  TO  FINANCIAL  STATEMENTS
September  30,  2005
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the nine months ended September 30, 2005, aggregated $1,628,570 and $779,815, respectively. Purchases and sales of long-term U.S. Government Securities for the nine months ended September 30, 2005, aggregated $1,693,000 and $500,000, respectively.
At September 30, 2005, gross unrealized appreciation on investments was $69,603 and gross unrealized depreciation on investments was $223,811 for a net unrealized depreciation of $154,208 for financial reporting and federal income tax purposes.

ITEM  2.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 31, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J  Preservation  Fund
                 ------------------------

By:
November  2,  2005
------------------
                            /s/________________________________________________
                              ----------------
Date                          Kathleen  Carlson,  Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November  2,  2005
------------------
                            /s/________________________________________________
                               ----------------
Date                          James  M.  Johnson,  President

By:
November  2,  2005
------------------
                            /s/________________________________________________
                               ----------------
Date                           Kathleen  Carlson,  Treasurer